Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2017 Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 3,900,000	$ 6,200,000	$ 3,900,000	$ 6,200,000
Retirement of property and equipment				$ 118,000,000	18,300,000
Impairment of Intangible Assets, Finite-lived					$ 123,000,000
Impairment of goodwill and intangible assets		0	0
Number of reportable segments | Segment				1
Estimated useful lives of intangible assets				6 years 2 months 23 days	5 years 7 months 21 days
Finite-Lived Intangible Assets, Net			26,800,000		$ 26,800,000
Amount capitalized related to internal use software				$ 29,200,000	32,400,000
Amount expensed related to internal use software				37,800,000	36,100,000	$ 30,900,000
Capitalized costs for internally developed software to be sold as a service		18,200,000	16,300,000	18,200,000	16,300,000
Internally developed software cost charged to expense				16,800,000	9,200,000	5,500,000
Allowance for estimated product returns				2,000,000	1,400,000
Advertising costs				72,800,000	70,700,000	63,600,000
Foreign Postretirement Benefit Plan [Member]
Significant Accounting Policies [Line Items]
Accrued pension liabilities		$ 13,200,000	$ 13,800,000	13,200,000	13,800,000
Retirement benefits expense				$ 2,500,000	3,800,000	$ 3,200,000
Online Service Agreements [Member]
Significant Accounting Policies [Line Items]
Revenue recognition, period for recognition				12 months
Software Development [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				2 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				3 years
Licensing agreement term				1 year
Minimum [Member] | License Update [Member]
Significant Accounting Policies [Line Items]
Revenue recognition, period for recognition				12 months
Minimum [Member] | Software Development [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				7 years
Licensing agreement term				5 years
Maximum [Member] | License Update [Member]
Significant Accounting Policies [Line Items]
Revenue recognition, period for recognition				24 months
Maximum [Member] | Patents [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				10 years
Maximum [Member] | Software Development [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets				7 years
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Number of reportable segments | Segment	1
Cost of Services and Maintenance Revenues [Member]
Significant Accounting Policies [Line Items]
Amortization expense				$ 55,400,000	127,300,000
Operating Expense [Member]
Significant Accounting Policies [Line Items]
Amortization expense				$ 15,100,000	97,500,000
Amortization and Impairment of Other Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets, Finite-lived					67,100,000
Amortization of Product Related Intangibles [Member]
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets, Finite-lived					$ 55,900,000
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				3 years
Software [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				3 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				10 years
Equipment and Furniture [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				7 years
Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment				40 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Arrow Group [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Ingram Micro [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%